Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2021
Document Effective Date	Apr. 01, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Select Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MLUAX
MassMutual Select Mid-Cap Value Fund | Administrative Class
Prospectus:
Trading Symbol	MLULX
MassMutual Select Mid-Cap Value Fund | Class R3
Prospectus:
Trading Symbol	MLUNX
MassMutual Select Mid-Cap Value Fund | Class R5
Prospectus:
Trading Symbol	MLUSX
MassMutual Select Mid-Cap Value Fund | Service Class
Prospectus:
Trading Symbol	MLUYX
MassMutual Select Mid-Cap Value Fund | Class I
Prospectus:
Trading Symbol	MLUZX
MassMutual Select Mid-Cap Value Fund | Class R4
Prospectus:
Trading Symbol	MLUFX